Share-based payments - Schedule of RSU transactions continuity (Detail) - Restricted share units [member] - shares											6 Months Ended	12 Months Ended
	Dec. 22, 2025	Dec. 08, 2025	Nov. 28, 2025	Jan. 06, 2025	Dec. 04, 2024	Nov. 07, 2024	Oct. 25, 2024	Oct. 09, 2024	Aug. 12, 2024	Jul. 01, 2024	Jun. 30, 2026	Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of period											5,046,925	4,425,625
Granted	1,285,300			511,000	120,000	275,000	500,000	387,500	87,500	3,087,500	0	1,796,300
Exercised		(50,000)	(100,000)								(982,550)	(900,000)
Forfeit			(275,000)								0	(275,000)
Balance, end of period											4,064,375	5,046,925